Inventories, Net Of Customer Advances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Inventory, Net [Abstract]
Cost incurred on long-term contracts in progress		$ 612,763	$ 650,721
Raw materials		342,274	310,780
Advances to suppliers and subcontractors		57,726	52,728
Inventory, gross		1,012,763	1,014,229
Cost incurred on contracts in progress deducted from customer advances		34,523	65,032
Advances received from customers	[1]	52,596	65,418
Provision for losses on long-term contracts		22,690	43,513
Inventories, net of customer advances		$ 902,954	$ 840,266

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (see Note 14).